CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) from continuing operations	$ (31,552,242)	$ (47,363,485)	$ (7,615,748)
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Gain from disposal of discontinued operations	(3,164,802)
Depreciation and amortization	15,161	120,520	17,233
Loss on disposal of property, equipment, and software	17,137	15,993	4,613
Share-based compensation	55,468	347,466	6,585,386
Allowance for uncollectible loans receivable	22,159,416	14,225,449	1,084,225
Allowance for accounts receivable and contract assets		63,849
Impairment on long-term investments	1,600,000	29,189,836
Changes in operating assets and liabilities:
Accounts receivable and contract assets	(25,427)	(65,765)
Prepayments and other assets	(112,562)	109,106	(351,900)
Other receivable	23,195,854	(32,265,179)
Deferred tax assets/liabilities		3,308,297	(46,261)
Interest receivable			519,601
Right-of-use assets	700,148	(984,818)
Accounts payable, accrued expenses and other current liabilities	(82,096)	(176,600)	732,225
Interest payments on unsecured senior notes and short-term bank loan	(2,114,388)	(2,413,014)
Taxes payable	336,883	(334,234)	192,274
Lease liabilities	(787,322)	753,622
Net cash provided by (used in) continuing operations	10,241,228	(35,468,957)	1,121,648
Net (used in) discontinued operations	(182,758)	(22,809,777)	(2,852,723)
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	10,058,470	(58,278,734)	(1,731,075)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash paid for loan originations		(1,596,609)	(123,471,487)
Cash received from loan repayments	407,419	33,759,916	72,868,460
Purchase of long-term investments		(14,594,918)	(16,500,465)
Proceeds from disposal of property, equipment and software		7,815	5,901
Acquisitions of property, equipment and software		(200,360)	(7,590)
Net cash provided by (used in) continuing operations	407,419	17,375,844	(67,105,181)
Net cash (used in) discontinued operations	(408,081)	(4,600,481)	(1,001,376)
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	(662)	12,775,363	(68,106,557)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from (repayments to) related parties	925,837	(6,653,236)	51,419,093
Proceeds from exercise of share options	5	281,617	1,156,623
Proceeds from issuance of unsecured note			20,000,000
Cash received from third party as deposit		710,429
Capital contributions by shareholders		123,671
Dividends paid to shareholders			(19,547,532)
Repurchase of ordinary shares		(2,667,902)	(1,320,468)
Repayment from subsidiaries, VIEs and VIE's subsidiaries	(10,000,000)
Payments for offering cost			(318,000)
Net cash provided by (used in) continuing operations	(9,074,158)	(8,205,421)	51,389,716
Net cash provided by (used in) discontinued operations	36,935	6,653,236	(51,419,093)
NET CASH (USED IN) PROVIDED BY FINANCING ACTIVITIES	(9,037,223)	(1,552,185)	(29,377)
EFFECT OF EXCHANGE RATE CHANGE ON CASH	3,182,926	608,636	(5,383,330)
NET (DECREASE) INCREASE IN CASH	4,203,511	(46,446,920)	(75,250,339)
CASH AND CASH EQUIVALENTS - beginning of year	10,925,208	57,372,128	132,622,467
CASH AND CASH EQUIVALENTS - end of year	15,128,719	10,925,208	57,372,128
SUPPLEMENTAL CASH FLOW DISCLOSURES:
Cash paid for income tax	9,764	3,209,378	12,248,230
Cash paid for interest	$ 2,114,388	2,413,014
SUPPLEMENTAL DISCLOSURE OF NON-CASH ACTIVITY:
Purchase of long term investments included in consideration payable			$ 14,289,371
Accrued lease liabilities		$ 791,537